Business Segments (Tables)	12 Months Ended
May 31, 2011
Business Segments [Abstract]
Schedule of segment reporting by segment

Segment information for fiscal 2011, 2010 and 2009 is as follows:

(in millions)	Phosphates	Potash	Corporate, Eliminations and Other	Total
2011
Net sales to external customers	$6,895.2	$3,028.3	$14.3	$9,937.8
Intersegment net sales	-	32.7	(32.7)	-
Net sales	6,895.2	3,061.0	(18.4)	9,937.8
Gross margin	1,654.0	1,469.0	(1.2)	3,121.8
Operating earnings (loss)	1,322.0	1,352.5	(10.3)	2,664.2
Capital expenditures	306.7	906.9	49.6	1,263.2
Depreciation, depletion and
amortization expense	248.1	188.9	10.4	447.4
Equity in net earnings (loss) of
nonconsolidated companies	(8.8)	-	3.8	(5.0)
2010
Net sales to external customers	$4,731.1	$1,978.9	$49.1	$6,759.1
Intersegment net sales	-	195.2	(195.2)	-
Net sales	4,731.1	2,174.1	(146.1)	6,759.1
Gross margin	648.2	1,034.6	10.5	1,693.3
Operating earnings (loss)	349.5	922.8	(1.5)	1,270.8
Capital expenditures	265.1	619.7	25.8	910.6
Depreciation, depletion and
amortization expense	293.8	140.1	11.1	445.0
Equity in net loss of nonconsolidated
companies	(10.5)	-	(0.4)	(10.9)
2009
Net sales to external customers	$7,409.9	$2,759.2	$128.9	$10,298.0
Intersegment net sales	-	58.0	(58.0)	-
Net sales	7,409.9	2,817.2	70.9	10,298.0
Gross margin	1,229.9	1,505.9	30.9	2,766.7
Operating earnings	961.7	1,409.9	29.3	2,400.9
Capital expenditures	430.3	343.6	7.2	781.1
Depreciation, depletion and
amortization expense	231.0	119.4	10.1	360.5
Equity in net earnings of
nonconsolidated companies	68.3	-	31.8	100.1

Total assets as of May 31, 2011	$8,149.7	$9,663.3	$(2,026.1)	$15,786.9
Total assets as of May 31, 2010	6,585.9	8,186.3	(2,064.5)	12,707.7

Financial Information Relating to Our Operations by Geographic Area

Financial information relating to our operations by geographic area is as follows:

	Years Ended May 31,
(in millions)	2011	2010	2009
Net sales(a):
Brazil	$1,810.1	$1,092.3	$1,435.9
India	1,565.9	1,105.9	2,275.9
Canpotex(b)	992.9	602.1	1,283.3
Canada	629.9	346.9	578.8
Australia	237.8	167.6	290.3
Argentina	233.3	137.0	188.3
Japan	166.1	76.2	227.6
Colombia	157.6	91.2	123.2
Chile	115.9	108.1	173.1
China	115.9	191.9	97.9
Mexico	101.7	121.8	143.9
Thailand	91.1	123.2	146.5
Other	200.3	253.1	236.2
Total foreign countries	6,418.5	4,417.3	7,200.9
United States	3,519.3	2,341.8	3,097.1
Consolidated	$9,937.8	$6,759.1	$10,298.0

(a)       Revenues are attributed to countries based on location of customer.

(b)       The export association of the Saskatchewan potash producers.

	May 31,	May 31,
(in millions)	2011	2010
Long-lived assets:
Canada	$3,635.9	$2,627.4
Brazil	163.6	134.9
Other	66.1	62.5
Total foreign countries	3,865.6	2,824.8
United States	3,400.1	2,839.0
Consolidated	$7,265.7	$5,663.8

Net Sales by Product Type

Net sales by product type for fiscal 2011, 2010 and 2009 are as follows:

(in millions)	2011	2010	2009
Sales by product type:
Phosphate Crop Nutrients	$4,822.4	$3,152.1	$5,107.2
Potash Crop Nutrients	3,002.8	1,796.8	2,574.1
Crop Nutrient Blends	1,252.5	862.9	1,249.7
Other(a)	860.1	947.3	1,367.0
	$9,937.8	$6,759.1	$10,298.0

(a) Includes sales for animal feed ingredients and industrial potash.